Equity-Based Compensation (Details) - Schedule of total equity-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of total equity-based compensation expense [Abstract]
Operations	$ 893	$ 16
Research and development	1,994	41
General and administrative	4,476	13
Total equity-based compensation	$ 7,363	$ 70